Private Placement (Details Narrative) - First Light Acquisition Group Inc [Member] - USD ($)		9 Months Ended	12 Months Ended
	Sep. 14, 2021	Dec. 31, 2021	Dec. 31, 2022	Jun. 30, 2023	Aug. 21, 2021
Proceeds from sale of warrants		$ 5,095,733
Common Class A [Member]
Class of warrant or right, exercise price of warrants or rights					$ 11.50
Private Placement Warrants [Member]
Class of warrants or rights warrants issued during the period units	3,397,155
Class of warrants or rights warrants issued during the period units	$ 1.50
Proceeds from sale of warrants	$ 5,095,733
Class of warrant or right, exercise price of warrants or rights			$ 11.50	$ 11.50
Private Placement Warrants [Member] | Common Class A [Member]
Number of securities called by each warrant or right			1